VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.3%
Information Technology—1.3%
Security Scorecard, Inc. Series E(1)(2)(3)	7,919,250	$ 20,525
Total Preferred Stock (Identified Cost $40,000)		20,525

Common Stocks—98.3%
Communication Services—2.9%
ROBLOX Corp. Class A(2)	472,254	13,440
Trade Desk, Inc. (The) Class A(2)	671,267	30,093
		43,533

Consumer Discretionary—18.8%
Domino’s Pizza, Inc.	88,134	30,530
Global-e Online Ltd.(2)	1,115,246	23,019
Las Vegas Sands Corp.(2)	349,806	16,815
MercadoLibre, Inc.(2)	44,873	37,973
Pool Corp.	129,374	39,114
Rollins, Inc.	913,866	33,393
Ross Stores, Inc.	361,045	41,906
SiteOne Landscape Supply, Inc.(2)	527,719	61,912
		284,662

Consumer Staples—13.6%
Brown-Forman Corp. Class B	639,913	42,030
Celsius Holdings, Inc.(2)	749,701	77,999
Freshpet, Inc.(2)	247,010	13,035
McCormick & Co., Inc. Non-voting Shares	274,125	22,722
Monster Beverage Corp.(2)	258,469	26,242
National Beverage Corp.(2)	532,370	24,771
		206,799

Energy—5.1%
Devon Energy Corp.	296,863	18,260
Diamondback Energy, Inc.	251,011	34,333
Halliburton Co.	624,595	24,578
		77,171

Financials—6.3%
Goosehead Insurance, Inc. Class A(2)	530,506	18,217
MarketAxess Holdings, Inc.	73,827	20,590
Signature Bank	233,570	26,912
T. Rowe Price Group, Inc.	275,641	30,061
		95,780

Health Care—14.4%
Definitive Healthcare Corp. Class A(2)	829,501	9,116
HealthEquity, Inc.(2)	257,561	15,876
IDEXX Laboratories, Inc.(2)	90,382	36,872
Mettler-Toledo International, Inc.(2)	37,500	54,204
Silk Road Medical, Inc.(2)	644,513	34,063
STAAR Surgical Co.(2)	458,105	22,236
Waters Corp.(2)	44,669	15,303
Zoetis, Inc. Class A	211,344	30,973
		218,643

	Shares	Value

Industrials—9.4%
CoStar Group, Inc.(2)	502,120	$ 38,804
Equifax, Inc.	227,533	44,223
Fair Isaac Corp.(2)	100,360	60,074
		143,101

Information Technology—27.8%
Amphenol Corp. Class A	651,363	49,595
Bill.com Holdings, Inc.(2)	305,720	33,311
Datadog, Inc. Class A(2)	214,623	15,775
DocuSign, Inc.(2)	377,845	20,940
DoubleVerify Holdings, Inc.(2)	689,557	15,143
FleetCor Technologies, Inc.(2)	164,315	30,181
Gartner, Inc.(2)	217,965	73,267
Lattice Semiconductor Corp.(2)	257,778	16,725
MongoDB, Inc. Class A(2)	80,919	15,928
nCino, Inc.(2)	705,091	18,643
Paycom Software, Inc.(2)	181,658	56,370
Roper Technologies, Inc.	67,630	29,222
Teradyne, Inc.	389,232	33,999
Toast, Inc. Class A(2)	738,436	13,314
		422,413

Total Common Stocks (Identified Cost $1,249,540)		1,492,102

Total Long-Term Investments—99.6% (Identified Cost $1,289,540)		1,512,627

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(4)	8,610,641	8,611
Total Short-Term Investment (Identified Cost $8,611)		8,611

TOTAL INVESTMENTS—100.2% (Identified Cost $1,298,151)		$1,521,238
Other assets and liabilities, net—(0.2)%		(3,116)
NET ASSETS—100.0%		$1,518,122

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,492,102	$1,492,102	$—
Preferred Stock	20,525	—	20,525
Money Market Mutual Fund	8,611	8,611	—
Total Investments	$1,521,238	$1,500,713	$20,525
There were no securities valued using  significant observable inputs (Level 2) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2022:	$ 27,955	$ 27,955
Net Change in unrealized appreciation (depreciation)(a)	(7,430)	(7,430)
Balance as of December 31, 2022	$ 20,525	$ 20,525
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, was $(7,430).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2022:
Investments in Securities – Assets	Ending Balance at December 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$20,525	Market and Company Comparables	EV Multiples	6.19x (0.93x - 16.26x)
				5.02x (1.02x - 14.92x)
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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